Convertible Promissory Notes, Net (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
Number of Units, convertible note		1
Warrants granted, convertible note, in shares		250,000
Convertible note, additional cash proceeds		$ 285,000
Warrants granted, convertible note additions, in shares		625,000
Percent of average trading price used for conversion price		7500.00%
Number of days prior to conversion on which average trading price determined		30
Term of Warrant		3
Warrant exercise price 1		$ 0.20
Warrant exercise price 2		75.00%
Number of days average trading price prior to exercise on which warrant price determined		30
Interest rate		10.00%
Beneficial conversion feature, issue date, gross value		(172,764)
Warrant discount, issue date, gross value		(44,431)
Amortization discount, three months, expensed	50,227
Amortization discount, nine months, expensed		$ 99,094